Average Annual Total Returns - ETF - Vanguard Communication Services Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	28.03%	4.91%	8.40%	27.74%	4.22%	7.72%	16.77%	3.74%	6.79%	28.16%	4.90%	8.39%	32.12%	9.50%	10.45%	27.94%	7.57%		31.09%	11.27%	13.48%	27.94%	4.84%	8.20%